Capital adequacy	6 Months Ended
Jun. 30, 2020
Capital adequacy
Capital adequacy

Note 9. Capital adequacy

The capital adequacy analysis relates to the parent company AB Svensk Exportkredit. The information is disclosed according to FFFS 2014:12. For further information on capital adequacy and risks, see Note 30 to the annual financial statements included in SEK’s 2019 Annual Report on Form 20-F and see SEK’s 2019 Capital Adequacy and Risk Management (Pillar 3) Report.

Capital Adequacy Analysis

	June 30, 2020	December 31, 2019
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	20.4	20.6
Tier 1 capital ratio	20.4	20.6
Total capital ratio	20.4	20.6
1

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2020		December 31, 2019
Buffers requirement	Skr mn	percent[1]	Skr mn	percent[1]
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	6,545	7.0	7,890	8.9
of which minimum Common Equity Tier 1 requirements[2]	4,184	4.5	3,990	4.5
of which Capital conservation buffer	2,324	2.5	2,216	2.5
of which Countercyclical buffer	37	0.0	1,684	1.9
of which Systemic risk buffer	—	—	—	—
Common Equity Tier 1 capital available as a buffer[3]	11,529	12.4	11,171	12.6
1	Expressed as a percentage of total risk exposure amount.
2

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

3

Common Equity Tier 1 capital ratio as reported less the minimum requirement of  4.5 percent and less 3.5 percent, consisting of Common Equity Tier 1 capital used to meet the Tier 1 and Tier 2 requirements, since SEK do not have any Additional Tier 1 or Tier 2 capital.

	June 30, 2020		December 31, 2019
Total capital requirement including buffers	Skr mn	percent[1]	Skr mn	percent[1]
Total CRR capital requirement[2]	9,799	10.5	10,993	12.4
Total FSA capital requirement (calculated as of March 31, 2020)[3]	13,760	14.7	15,606	16.4
1	Expressed as a percentage of total risk exposure amount.
2	The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer. Expressed as a percentage of total risk exposure amount.
3

The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer and an additional capital requirement according to the Swedish FSA. See the additional capital requirement in the table below. Current figures are calculated with one quarter lag.

	Capital situation per June 30, 2020,		Capital situation per December 31, 2019,
	calculation based on reported values as of		calculation based on reported values as of
	March 31, 2019		September 30, 2019
Additional Capital requirement according to Swedish FSA	Skr mn	percent[1]	Skr mn	percent[1]
Credit-related concentration risk	2,089	2.2	2,089	2.2
Interest rate risk in the banking book	844	0.9	844	0.9
Pension risk	11	0.0	11	0.0
Other Pillar 2 capital requirements	936	1.0	936	1.0
Capital planning buffer	—	—	—	—
Total Additional Capital requirement according to Swedish FSA	3,880	4.1	3,880	4.1
1	Expressed as a percentage of total risk exposure amount.

Own funds – Adjusting items

Skr mn	June 30, 2020	December 31, 2019
Share capital	3,990	3,990
Retained earnings	14,882	12,829
Accumulated other comprehensive income and other reserves[1]	265	245
Independently reviewed profit net of any foreseeable charge or dividend	197	1,766
Common Equity Tier 1 (CET1) capital before regulatory adjustments	19,334	18,830
Additional value adjustments due to prudent valuation	-353	-445
Intangible assets	-73	-56
Fair value reserves related to gains or losses on cash flow hedges	0	0
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	52	93
Negative amounts resulting from the calculation of expected loss amounts	-1	-115
Total regulatory adjustments to Common Equity Tier 1 capital	-375	-523
Total Common Equity Tier 1 capital	18,959	18,307
Additional Tier 1 capital	—	—
Total Tier 1 capital	18,959	18,307
Tier 2-eligible subordinated debt	—	—
Credit risk adjustments[2]	—	—
Total Tier 2 capital	—	—
Total Own funds	18,959	18,307
1	The equity-portions of untaxed reserves is included in the line “Accumulated other comprehensive income and other reserves”.
2

Expected loss amount calculated according to the IRB approach is a gross deduction from Own funds. The gross deduction is decreased by impairment related to exposure ratios for which expected loss is calculated. Excess amounts of such impairment will increase Own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount according to the IRB approach related to exposures to central governments, corporates and financial institutions. As of June 30, 2020, the limitation rule has had no effect (year-end 2019: no effect).

Minimum capital requirements exclusive of buffer

	June 30, 2020			December 31, 2019
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates[2]	2,272	2,272	182	2,367	2,367	189
Total credit risk standardized method	2,272	2,272	182	2,367	2,367	189

Credit risk IRB method
Central Governments	201,835	10,008	801	172,148	8,816	705
Financial institutions[3]	34,708	8,100	648	45,437	10,802	864
Corporates [4]	123,129	66,164	5,293	110,592	60,068	4,806
Assets without counterparty	163	163	13	152	152	12
Total credit risk IRB method	359,835	84,435	6,755	328,329	79,838	6,387

Credit valuation adjustment risk	n.a.	2,239	179	n.a.	2,534	203
Foreign exchange risk	n.a.	806	64	n.a.	695	56
Commodities risk	n.a.	7	1	n.a.	9	1
Operational risk	n.a.	3,214	257	n.a.	3,214	257
Total	362,107	92,973	7,438	330,696	88,657	7,093
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	For the small and medium-sized enterprises category, with an annual turnover not exceeding EUR 50 million, the standardized method for calculating the capital requirement is applied from Q1 2019.
3

Of which counterparty risk in derivatives: EAD Skr 5,315 million (year-end 2019: Skr 5,613 million), Risk exposure amount of Skr 1,788 million (year-end 2019: Skr 1,980 million) and Capital requirement of Skr 143 million (year-end 2019: Skr 158 million).

4

Of which related to specialized lending: EAD Skr 3,987 million (year-end 2019:  3,646 million), Risk exposure amount of Skr 2,643 million (year-end 2019: Skr 2,352 million and capital requirement of Skr 211 million (year-end 2019: Skr 188 million).

Credit risk

For risk classification and quantification of credit risk, SEK uses the IRB approach. Specifically, SEK applies the Foundation Approach. Under the Foundation Approach, the company determines the probability of default within one year (PD) for each of its counterparties, while the remaining parameters are established in accordance with CRR. The Swedish FSA has approved SEK’s IRB approach. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach, and, instead, the standardized approach is applied. Counterparty risk exposure amounts in derivatives are calculated in accordance with the mark-to-market method.

Credit valuation adjustment risk

Credit valuation adjustment risk is calculated for all over-the-counter derivative contracts, except for credit derivatives used as credit protection and transactions with a qualifying central counterparty. SEK calculates this capital requirement according to the standardized method.

Foreign exchange risk

Foreign exchange risk is calculated according to the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodities risk

Capital requirements for commodity risk are calculated in accordance with the simplified approach under the standardized approach. The scenario approach is used for calculating the gamma and volatility risks.

Operational risk

Capital requirement for operational risk is calculated according to the standardized approach. The company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor depending on the business area by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three financial years for each business area.

Transitional rules

The capital adequacy ratios reflect the full impact of IFRS 9 as no transitional rules for IFRS 9 were utilized.

Capital buffer requirements

SEK expects to meet capital buffer requirements with Common Equity Tier 1 capital. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was lowered from 2.5 percent to 0 percent as of March 16, 2020. The reduction is made for preventive purposes, in order to counteract credit tightening due to the recent development and spread of COVID-19 and its effects on the economy. As of June 30, 2020, the capital requirement related to relevant exposures in Sweden was 72 percent (year-end 2019: 70 percent) of the total relevant capital requirement regardless of location; this fraction is also the weight applied on the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. The countercyclical capital buffer as of June 30, 2020 for Sweden has been dissolved due to the reduction of the countercyclical buffer value to 0 percent. Buffer rates applicable in other countries may have effects on SEK, but as most capital requirements for SEK’s relevant credit exposures are related to Sweden, the potential effect is limited. As of June 30, 2020, the contribution to SEK’s countercyclical buffer from buffer rates in other countries was 0.04 percentage points (year-end 2019: 0.1 percentage points). SEK has not been classified as a systemically important institution by any financial regulatory authority. The capital buffer requirements for systemically important institutions that came into force January 1, 2016, therefore do not apply to SEK.

Leverage Ratio

Skr mn	June 30, 2020	December 31, 2019
Exposure measure for the leverage ratio
On-balance sheet exposures	311,069	288,146
Off-balance sheet exposures	42,862	35,856
Total exposure measure	353,931	324,002
Leverage ratio	5.4%	5.7%

The leverage ratio is defined by CRR as the quotient of the Tier 1 capital and an exposure measure. Currently there is no minimum requirement for the leverage ratio. The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.

Internally assessed economic capital

Skr mn	June 30, 2020	December 31, 2019
Credit risk	9,349	7,337
Operational risk	183	183
Market risk	1,142	1,109
Other risks	179	203
Capital planning buffer	2,831	992
Total	13,684	9,824

SEK regularly conducts an internal capital adequacy assessment process, during which the company determines how much capital is needed in order to cover its risks. The result of SEK’s assessment of capital adequacy is presented above. For more information regarding the internal capital adequacy assessment process and its methods, please see Note 30 to the annual financial statements included in SEK’s 2019 Annual Report on Form 20-F.